Net Income per Share	12 Months Ended
Dec. 31, 2016
Net Income per Share
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	2014	2015	2016	2016
	RMB	RMB	RMB	USD
Net income attributable to ordinary shareholders—basic	30,409,051	120,877,378	207,583,868	29,898,297
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	11,178,067	32,599,128	—	—
Net income attributable to ordinary shareholders—diluted	41,587,118	153,476,506	207,583,868	29,898,297
Weighted average number of ordinary shares outstanding—basic	83,683,960	114,124,300	192,674,014	192,674,014
Plus: convertible redeemable preferred shares	30,761,401	—	—	—
Plus: share options	—	5,474,647	7,422,663	7,422,663
Plus: restricted shares	—	—	669,240	669,240
Weighted average number of ordinary shares outstanding—diluted	114,445,361	119,598,947	200,765,917	200,765,917
Basic net income per share	0.36	1.06	1.08	0.16
Diluted net income per share	0.36	1.01	1.03	0.15

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	As of December 31,
	2014	2015	2016
Share options	12,028,400	3,586,600	425,000
Restricted shares	—	2,680,400	—
Convertible redeemable preferred shares	—	30,777,906	—
Total	12,028,400	37,044,906	425,000